ENTITY WIDE DISCLOSURES (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by geographic areas:
Revenues	$ 509	$ 1,986	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Russia [Member]
Revenues by geographic areas:
Revenues			452		360	12	203
Spain [Member]
Revenues by geographic areas:
Revenues	101	233
Germany [Member]
Revenues by geographic areas:
Revenues			285		298	507	191
India [Member]
Revenues by geographic areas:
Revenues			120		1,083
Israel [Member]
Revenues by geographic areas:
Revenues	75	124	60		730	119
South Africa [Member]
Revenues by geographic areas:
Revenues	57	115
Argentina [Member]
Revenues by geographic areas:
Revenues	6	264
Brazil [Member]
Revenues by geographic areas:
Revenues	5	204
Italy [Member]
Revenues by geographic areas:
Revenues			179		313	390	668
Cyprus [Member]
Revenues by geographic areas:
Revenues			10		60	7	337
Pakistan [Member]
Revenues by geographic areas:
Revenues					5	193	477
Poland [Member]
Revenues by geographic areas:
Revenues			140		268	1,446
Other [Member]
Revenues by geographic areas:
Revenues	$ 265	$ 1,076	$ 825		$ 2,887	$ 2,275	$ 1,535